Notes Related to the Consolidated Statements of Financial Position - Summary of Shareholders' Equity (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Initial Public Offering	6,180,137
American depository scheme [member]
Disclosure of classes of share capital [line items]
Initial Public Offering	5,389,021